Noninterest Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Noninterest Expense [Abstract]
Staff	$ 5,733	$ 5,837	$ 5,845
Professional, legal and other purchased services	1,185	1,230	1,339
Software	647	627	620
Net occupancy	590	600	610
Distribution and servicing	405	381	428
Furniture and equipment	247	280	322
Sub-custodian	245	270	286
Business development	245	267	268
Bank Assessment Charges	219	157	146
Clearing	155	150	129
Communications	87	103	119
Other	479	551	637
Amortization of intangible assets	237	261	298
Litigation	45	87	953
Merger and integration and restructuring charges	4	(2)	177
Total noninterest expense	$ 10,523	$ 10,799	$ 12,177